Basis of Presentation and General Information (Table) (Details)	Dec. 31, 2013
Star Aurora
Vessel
DWT	171,199
Year Built	2000
Date Delivered to Star Bulk	September 8, 2010
Star Big
Vessel
DWT	168,404
Year Built	1996
Date Delivered to Star Bulk	July 25, 2011
Star Borealis
Vessel
DWT	179,678
Year Built	2011
Date Delivered to Star Bulk	September 9, 2011
Star Mega
Vessel
DWT	170,631
Year Built	1994
Date Delivered to Star Bulk	August 16, 2011
Star Polaris
Vessel
DWT	179,600
Year Built	2011
Date Delivered to Star Bulk	November 14, 2011
Star Challenger
Vessel
DWT	61,462
Year Built	2012
Date Delivered to Star Bulk	December 12, 2013
Star Fighter
Vessel
DWT	61,455
Year Built	2013
Date Delivered to Star Bulk	December 30, 2013
Star Cosmo
Vessel
DWT	52,247
Year Built	2005
Date Delivered to Star Bulk	July 1, 2008
Star Delta (ex F Duckling)
Vessel
DWT	52,434
Year Built	2000
Date Delivered to Star Bulk	January 2, 2008
Star Epsilon (ex G Duckling)
Vessel
DWT	52,402
Year Built	2001
Date Delivered to Star Bulk	December 3, 2007
Star Gamma (ex C Duckling)
Vessel
DWT	53,098
Year Built	2002
Date Delivered to Star Bulk	January 4, 2008
Star Kappa (ex E Duckling)
Vessel
DWT	52,055
Year Built	2001
Date Delivered to Star Bulk	December 14, 2007
Star Omicron
Vessel
DWT	53,489
Year Built	2005
Date Delivered to Star Bulk	April 17, 2008
Star Theta (ex J Duckling)
Vessel
DWT	52,425
Year Built	2003
Date Delivered to Star Bulk	December 6, 2007
Star Zeta (ex I Duckling)
Vessel
DWT	52,994
Year Built	2003
Date Delivered to Star Bulk	January 2, 2008
Star Sigma - Disposed
Vessel
DWT	184,403
Year Built	1991
Date Delivered to Star Bulk	April 15, 2008
Star Alpha (ex A Duckling) - Disposed
Vessel
DWT	175,075
Year Built	1992
Date Delivered to Star Bulk	January 9, 2008
Star Beta (ex B Duckling) - Disposed
Vessel
DWT	174,691
Year Built	1993
Date Delivered to Star Bulk	December 28, 2007
Star Ypsilon - Disposed
Vessel
DWT	150,940
Year Built	1991
Date Delivered to Star Bulk	September 18, 2008